Acquisitions of subsidiaries - Goodwill Arising From The Acquisition (Details) - Aplo SAS ¥ in Millions	Oct. 14, 2025 JPY (¥)
Disclosure of detailed information about business combination [line items]
Total identifiable net assets acquired	¥ 1,865
Goodwill arising on acquisition	1,566
Fair value of consideration	¥ 3,431